Financial Instruments / Risk Management - Schedule of Carrying Amounts of Financial Assets and Liabilities (Details) - CHF (SFr) SFr in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about financial instruments [abstract]
Financial assets - non-current	SFr 249	SFr 141
Other current assets, excluding prepaids	801	148
Accrued income	993	629	SFr 876
Short-term financial assets	131,684	70,955
Cash and cash equivalents	81,329	27,708	38,327	SFr 19,786
Financial assets	215,056	99,581
Trade payables	1,800	5,871
Accrued expenses and other payables	19,967	18,198
Lease liabilities	2,313	1,180	605
Warrant liabilities	14,478	19,851	SFr 5,370
Financial liabilities	SFr 38,558	SFr 45,100